COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

8.    COMMITMENTS AND CONTINGENCIES:

Legal proceedings

In the normal course of business, the Company may become involved in legal disputes regarding various litigation matters. In the opinion of management, any potential liabilities resulting from such claims would not have a material effect on the financial statements.

Capital expenditure commitments and unconditional purchase obligations contracted for but not yet incurred as of June 30, 2022, totaled $1,087 thousand and primarily consists of purchase commitments in the normal course of business for research & development services, communications infrastructure and administrative services.

9.    COMMITMENTS AND CONTINGENCIES:

Legal proceedings

In the normal course of business, the Company may become involved in legal disputes regarding various litigation matters. In the opinion of management, any potential liabilities resulting from such claims would not have a material effect on the consolidated financial statements.

Capital expenditure commitments contracted for but not yet incurred totaled $1,422 thousand and primarily consists of purchase commitments in the normal course of business for research & development services, communications infrastructure and administrative services.